UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               ---------------

 Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.):  [ ]  is a restatement.
                                      [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

 Name:      DBD Cayman, Ltd.
           ------------------------------
 Address:   c/o The Carlyle Group
           ------------------------------
            1001 Pennsylvania Avenue, NW
           ------------------------------
            Suite 220 S.
           ------------------------------
            Washington, DC  20004-2505
           ------------------------------

 Form 13F File Number:  28- 12954
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Daniel A. D'Aniello
        ---------------------
 Title: Managing Director
        ---------------------
 Phone: 202-729-5626
        ---------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello     Washington, DC       August 5, 2010
-----------------------     --------------       --------------
       Signature            City, State              Date


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

 Form 13F File Number                 Name
 28-
    ------------------------------    ----------------------------------

                             FORM 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:      1
                                        --------------------------

 Form 13F Information Table Entry Total: 7
                                        --------------------------

 Form 13F Information Table Value Total: $225,166
                                        --------------------------
                                              (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No.       Form 13F File Number           Name
 1         28-12429                       Carlyle Investment Management L.L.C.
------        ----------------------      --------------------------------------

                          FORM 13-F INFORMATION TABLE

    COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4              COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
----------------------   --------      --------  --------    ------------------------    ---------   --------  ---------------------
                                                  VALUE       SHRS OR     SH/     PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
 NAME OF ISSUER          TITLE OF        CUSIP   (x$1000)     PRN AMT     PRN     CALL   DISCRETION  MANAGERS  SOLE   SHARED    NONE
                          CLASS
Boston Private Finl        Com         101119105  $40,808    6,346,572    SH      --     Shared-       1             6,346,572
Hldgs In                                                                                 Defined

China Recycling            Com         168913101  $30,494    8,131,746    SH      --     Shared-       1             8,131,746
Energy Corp                                                                              Defined

CIT Group Inc              Com         125581801  $39,592    1,169,274    SH      --     Shared-       1             1,169,274
                                                                                         Defined

Focus Media                Sponsored   34415V109  $23,348    1,503,382    SH      --     Shared-       1             1,503,382
Hldg Ltd                   ADR                                                           Defined

Great Atlantic &           Com         390064103 $7,222      1,851,839    SH      --     Shared-       1             1,851,839
Pac Tea Inc                                                                              Defined

Owens Corning              Com         690742101  $17,949    600,100      SH      --     Shared-       1             600,100
New                                                                                      Defined

Time Warner                Com         88732J207  $65,753    1,262,533    SH      --     Shared-       1             1,262,533
Cable Inc                                                                                Defined